RESTATEMENT (Details Narrative)	6 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Aug. 04, 2022
Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input		0
Chartered Services LLC [Member]
Warrants to purchase shares | shares	300,000
Exercise price | $ / shares	$ 2
Warrants value	$ 361,724
Selling, general and administrative expenses	$ 361,724
Chartered Services LLC [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input	69.13
Chartered Services LLC [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0
Chartered Services LLC [Member] | Measurement Input, Discount Rate [Member]
Warrants measurement input	3.96